General administrative expenses and other net operating income (expenses)_Details of administrative expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Short-term employee benefits
Salaries	₩ 1,638,341,000,000		₩ 1,584,791,000,000	₩ 1,484,236,000,000
Employee fringe benefits	506,048,000,000		475,238,000,000	468,012,000,000
Share based payments	7,495,000,000		6,328,000,000	0
Retirement benefit service costs	178,455,000,000		168,423,000,000	145,149,000,000
Termination	202,259,000,000		156,441,000,000	225,106,000,000
Sub total	2,532,598,000,000		2,391,221,000,000	2,322,503,000,000
Depreciation and amortisation expense [Abstract]
Depreciation and amortization	520,969,000,000		481,176,000,000	216,735,000,000	[1]
Other general and administrative expense [Abstract]
Rent	78,707,000,000		85,705,000,000	321,198,000,000
Taxes and public dues	129,904,000,000		137,137,000,000	115,454,000,000
Service charges	244,825,000,000		235,117,000,000	222,530,000,000
Computer and IT related	108,810,000,000		93,573,000,000	88,689,000,000
Telephone and communication	72,711,000,000		70,220,000,000	70,618,000,000
Operating promotion	45,891,000,000		45,594,000,000	43,540,000,000
Advertising	94,880,000,000		85,887,000,000	72,450,000,000
Printing	6,954,000,000		7,845,000,000	8,601,000,000
Traveling	7,263,000,000		13,255,000,000	12,757,000,000
Supplies	12,127,000,000		7,736,000,000	7,071,000,000
Insurance premium	10,805,000,000		9,668,000,000	8,355,000,000
Reimbursement	16,500,000,000		23,577,000,000	23,474,000,000
Maintenance	18,367,000,000		18,495,000,000	17,384,000,000
Water, light and heating	14,993,000,000		15,272,000,000	14,686,000,000
Vehicle maintenance	10,225,000,000		10,564,000,000	10,264,000,000
Others	29,652,000,000		34,035,000,000	47,724,000,000
Sub total	902,614,000,000		893,680,000,000	1,084,795,000,000
Total	₩ 3,956,181,000,000	$ 3,642,557	₩ 3,766,077,000,000	₩ 3,624,033,000,000

[1]	Depreciation and amortization 216,735 million Won are included in General and administrative expense. There are the Banking (177,882 million Won), Credit card (11,477 million Won), Investment banking (977 million Won), others (26,398 million Won) of which total bis and adjustments (1 million Won), respectively.